Cash flows from operating activities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit before tax	€ 5,001,742	€ 14,360,637
Adjustments for:
Depreciation of property, plant and equipment	89,297	10,616
Amortisation of computer software	29,700	29,700
Amortisation of internally generated software	1,733,215	678,372
Amortisation of trademarks and licences	383,712
Amortisation of other intangibles	3,222
Depreciation, right-of-use assets	107,658
Reversal of impairment-loans to related parties		(84,825)
Impairment charge intangible assets	53,385
Impairment charge / (reversal of impairment) - cash held at PSP	482,809	(237)
Impairment charge - loans to related parties	10,000	7,092
Impairment charge/(reversal of impairment) cash and cash equivalents	(78,741)	179,690
Charge to profit or loss for provisions	4,268
Interest income	(74)
Interest expense	15,936
Total	7,836,129	15,181,045
Changes in working capital:
Trade receivables	(616,257)	(5,000)
Receivables from PSP	(8,656,443)	(992,933)
VAT receivables	(1,229,451)	(214,616)
Other receivables	(1,167,827)	90,264
Other assets	107,650	(394,593)
Trade payables	3,533,541	4,609,544
Payables to social insurance and other taxes	364,525	122,658
Other payables	8,196,666	6,969,088
Cash generated from operations	€ 8,368,533	€ 25,365,457